Segment Information - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Segment information [line items]
Corporate expenses	¥ 60,769	¥ 55,105	¥ 43,123
KMD Holding ApS [member]
Segment information [line items]
Goodwill recognized	¥ 82,387	¥ 86,940